Exhibit 1

ONE 2021-PARK Mortgage Trust

Commercial Mortgage Pass-Through Certificates

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

2 February 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	Barclays Capital Real Estate Inc. Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019

Re:	ONE 2021-PARK Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 February 2021

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of certain promissory notes evidencing a two-year, componentized, interest-only floating-rate mortgage loan subject to three successive 12-month extension options (the “Mortgage Loan”) and
b.	The Mortgage Loan will be secured by, among other things, a first lien mortgage on the borrower’s fee simple interest in One Park Avenue, a mixed use building located at One Park Avenue, New York, New York (the “Mortgaged Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Mortgaged Property as of 26 February 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Mortgaged Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 4

4.	Using the “First Pmt Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Pmt Date and

b.       Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       First Pmt Date and

b.       Fully Extended Maturity,

as shown on the Final Data File, we recalculated the “Original Term Extended” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:

a.       Original Term and

b.       Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a.       Original Term Extended and

b.       Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Term Extended” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for the entire term, including during any extension periods. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term,” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”) and
b.	Use the “1st Mortgage Original Balance” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “1st Mortgage Current Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “1st Mortgage Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4

10.	Using the:
a.	LIBOR Rounding,
b.	1st Mortgage LIBOR Floor,
c.	1st Mortgage Margin and
d.	LIBOR Cap,

as shown on the Final Data File, and a LIBOR assumption of 0.25000% that was provided by the Depositor, we recalculated the:

i.	Effective LIBOR 1st Mortgage,
ii.	1st Mortgage Coupon and
iii.	1st Mortgage Cap Coupon

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	1st Mortgage Original Balance,
b.	1st Mortgage Coupon,
c.	1st Mortgage Cap Coupon and
d.	Rate Type,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	1st Mortgage Debt Service at LIBOR and
ii.	1st Mortgage Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at LIBOR” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Cap Coupon,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 4 of 4

12.	Using the:
a.	1st Mortgage Debt Service at LIBOR,
b.	1st Mortgage Debt Service at Cap,
c.	1st Mortgage Current Balance,
d.	1st Mortgage Balloon Balance,
e.	UW NOI,
f.	UW NCF,
g.	“As-is” Appr. Value and
h.	Collateral SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage UW NOI DSCR at LIBOR,
ii.	1st Mortgage UW NCF DSCR at LIBOR,
iii.	1st Mortgage UW NOI DSCR at Cap,
iv.	1st Mortgage UW NCF DSCR at Cap,
v.	Appraised Value / Unit,
vi.	1st Mortgage “As Is” Current LTV,
vii.	1st Mortgage “As Is” Maturity LTV,
viii.	1st Mortgage UW NOI Debt Yield,
ix.	1st Mortgage UW NCF Debt Yield and
x.	1st Mortgage Balance / Unit

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructor us to:

a.	Round the characteristics listed in i. through v. above to two decimal places and
b.	Round the characteristics listed in vi. through ix. above to the nearest 1/10th of one percent.

13.	Using the:

a.       Largest Tenant Leased SF,

b.       2nd Largest Tenant Leased SF,

c.       3rd Largest Tenant Leased SF and

d.       Collateral SF,

as shown on the Final Data File, we recalculated the:

i.       Largest Tenant % of NSF,

ii.      2nd Largest Tenant % of NSF and

iii.     3rd Largest Tenant % of NSF

of the Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Master & Primary Fee Rate,
b.	Cert Admin / Trustee Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement (see Note 1)	1 February 2021

Non-Consolidation Opinion (see Note 1)	January 2021

Mortgaged Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	22 January 2021

Engineering Report	27 January 2021

Phase I Environmental Report	27 January 2021

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	Not Dated

Insurance Review Documents (see Note 1)	Various

Lease Abstracts	Not Dated

Condominium Abstract (see Note 1)	Not Dated

USPS Internet Site (www.usps.com)	Not Applicable

Pro Forma Title Policy	Not Dated

Property Management Agreement and Amendments	Various

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.com)
Primary Type	Appraisal Report
Secondary Type	Appraisal Report
Year Built	Appraisal Report
Latest Renovation	Appraisal Report
Collateral SF	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

“As-is” Appr. Value	Appraisal Report
“As-is” Value Date	Appraisal Report
Appraisal Firm	Appraisal Report
FIRREA	Appraisal Report
Date of Phase I Report	Phase I Environmental Report
Environmental Firm	Phase I Environmental Report
Phase II Recommended (Yes/No)	Phase I Environmental Report
Date of Engineering Report	Engineering Report
Engineering Firm	Engineering Report
Located in Seismic Zone (Yes/No) (see Note 2)	Engineering Report

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll
Largest Tenant Leased SF	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
2nd Largest Tenant	Underwritten Rent Roll
2nd Largest Tenant Leased SF	Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll
3rd Largest Tenant	Underwritten Rent Roll
3rd Largest Tenant Leased SF	Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 5

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

UW EGI	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TILC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
Most Recent Financial Statement Date	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
2nd Most Recent Financial Statement Date	Underwriter’s Summary Report
2nd Most Recent NCF	Underwriter’s Summary Report
3rd Most Recent Financial Statement Date	Underwriter’s Summary Report
3rd Most Recent NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Loan Agreement
Initial Insurance Reserve	Loan Agreement
Initial Replacement Reserve	Loan Agreement
Initial TI/LC Reserve	Loan Agreement
Initial Deferred Maintenance Reserve	Loan Agreement
Initial Environmental Reserve	Loan Agreement
Initial Debt Service Reserve	Loan Agreement
Initial Other Reserve	Loan Agreement
Initial Other Reserve Description	Loan Agreement
Ongoing Tax Escrow	Loan Agreement
Ongoing Insurance Escrow	Loan Agreement
Ongoing Required Replacement Reserves	Loan Agreement
Ongoing Required TI/LC	Loan Agreement
Ongoing Other Reserve	Loan Agreement
Ongoing Other Reserve Description	Loan Agreement
Interest Goes to Borrower RE Tax	Loan Agreement
Interest Goes to Borrower Insurance	Loan Agreement
Interest Goes to Borrower Replacement Reserves	Loan Agreement
Interest Goes to Borrower TI/LC	Loan Agreement
Interest Goes to Borrower Other Escrows	Loan Agreement
Directs Investment (Borrower or Lender)	Loan Agreement

Exhibit 2 to Attachment A Page 3 of 5

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Loan Agreement
1st Mortgage Original Balance	Loan Agreement
1st Mortgage LIBOR Floor	Loan Agreement
LIBOR Setting	Loan Agreement
LIBOR Reset Frequency	Loan Agreement
LIBOR Rounding	Loan Agreement
LIBOR Cap	Loan Agreement
Borr. Legal Name	Loan Agreement
Payment Day	Loan Agreement
Interest Accrual Begin	Loan Agreement
Interest Accrual End	Loan Agreement
Rate Type	Loan Agreement
Loan Type	Loan Agreement
First Pmt Date (see Note 9)	Loan Agreement
Maturity Date	Loan Agreement
1st. IO Date (see Note 9)	Loan Agreement
Exit Fee	Loan Agreement
Extension Option	Loan Agreement
Fully Extended Maturity	Loan Agreement
Aggregate Extension Options	Loan Agreement
Prepay Description (see Note 9)	Loan Agreement
Partial Prepay Permitted (Provisions)	Loan Agreement
Penalty Period	Loan Agreement
Open Period	Loan Agreement
Prepay Penalty Start Date (see Note 5)	Loan Agreement
Prepay Penalty End Date (see Note 6)	Loan Agreement
Grace Days Default	Loan Agreement
Grace Days Late Fee	Loan Agreement
Default Rate	Loan Agreement
Late Fee	Loan Agreement
SPE	Loan Agreement
Non Consol	Non-Consolidation Opinion
Ind. Director	Loan Agreement
Partial Release Permitted	Loan Agreement

Exhibit 2 to Attachment A Page 4 of 5

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lien Position	Pro Forma Title Policy
Fee Simple / Leasehold	Pro Forma Title Policy
Ground Lease	Pro Forma Title Policy
Lockbox Type (see Note 7)	Loan Agreement
Cash Management (see Note 8)	Loan Agreement
Excess Cash Trap Trigger	Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Located in Seismic Zone (Yes/No)” characteristic, the Depositor instructed us to use “No” if the applicable Source Document(s) indicated the Mortgaged Property was located in a seismic zone less than “3” and to use “Yes” if the applicable Source Document(s) indicated the Mortgaged Property was located in a seismic zone “3” or greater.

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant with the same lease expiration date, all as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the “Prepay Penalty Start Date” characteristic, the Depositor instructed us to use the first “Payment Day” which occurs during the spread maintenance period of the prepayment string, as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Prepay Penalty End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.

Exhibit 2 to Attachment A Page 5 of 5

Notes: (continued)

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower, and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

9.	The loan agreement Source Document indicates that the “Payment Day” after the end of the first full interest accrual period is in April 2021. For the purpose of comparing the “First Pmt Date” and “1st. IO Date” characteristics, the Depositor instructed us to use “3/9/2021,” and indicated that an interest-only payment will be remitted to the Issuing Entity on 9 March 2021 in an amount equal to the applicable interest that would have been due on the Mortgage Loan for the period from and including 15 February 2021 through and including 14 March 2021.

For the purpose of comparing the “Prepay Description” characteristic, the Depositor instructed us to assume that prepayment of the Mortgage Loan will not be permitted on 9 March 2021, and that this “Payment Day” is part of the lockout period.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic
Loan No.
Loan Name
Property Name
Loan Seller
Prop Flag
Loan Flag
Properties per Loan
Date of Seismic Report
PML (%)
Seismic Firm
Date of Phase II Report
Note Date
1st Amortization Date
Mezz Amort
Liquidated Damages
Pooled TMA Original Balance
Non-Pooled TMA Original Balance
Pooled TMA Current Balance
Non-Pooled TMA Current Balance
Pooled TMA Balloon Balance
Non-Pooled TMA Balloon Balance
1st Mortgage Margin
Pooled TMA Margin
Non-Pooled TMA Margin
Pooled TMA LIBOR Floor
Non-Pooled TMA Floor
Pooled TMA Coupon
Non-Pooled TMA Coupon
Pooled TMA Debt Service at LIBOR
Non-Pooled TMA Debt Service at LIBOR
Pooled TMA Cap Coupon
Non-Pooled TMA Cap Coupon
Pooled TMA Debt Service at Cap
Non-Pooled TMA Debt Service at Cap
Pooled TMA Balance / Unit
Pooled TMA “As Is” Current LTV
Pooled TMA “As Is” Maturity LTV
Pooled TMA UW NCF DSCR at LIBOR
Pooled TMA UW NOI DSCR at LIBOR
Pooled TMA UW NCF DSCR at Cap
Pooled TMA UW NOI DSCR at Cap
Pooled TMA UW NCF Debt Yield
Pooled TMA UW NOI Debt Yield

Exhibit 3 to Attachment A Page 2 of 3

Characteristic
Effective LIBOR Pooled TMA
Effective LIBOR Non-Pooled TMA
Non-Trust Subordinate Mortgage Original Balance
Non-Trust Subordinate Mortgage Current Balance
Non-Trust Subordinate Mortgage Balloon Balance
Non-Trust Subordinate Mortgage Floor
Non-Trust Subordinate Mortgage Margin
Effective LIBOR Non-Trust Subordinate Mortgage
Non-Trust Subordinate Mortgage Coupon
Non-Trust Subordinate Mortgage Debt Service at LIBOR
Non-Trust Subordinate Mortgage Cap Coupon
Non-Trust Subordinate Mortgage Debt Service at Cap
Pari Passu Original Balance
Pari Passu Current Balance
Pari Passu Balloon Balance
Pari Passu Floor
Pari Passu Margin
Effective LIBOR Pari Passu
Pari Passu Coupon
Pari Passu Debt Service
Pari Passu Cap Coupon
Pari Passu Debt Service at Cap
Mezzanine Original Balance
Mezzanine Current Balance
Mezzanine Balloon Balance
Mezzanine Floor
Mezzanine Margin
Effective LIBOR Mezzanine
Mezzanine Coupon
Mezzanine Cap Coupon
Mezzanine Debt Service at LIBOR
Mezzanine Debt Service at Cap
Total Debt Original Balance
Total Debt Current Balance
Total Debt Balloon Balance
Total Debt Margin
Total Debt Coupon
Total Debt, Debt Service at LIBOR
Total Debt, Debt Service at Cap
Total Debt Balance / Unit
Total Debt “As Is” Current LTV
Total Debt “As Is” Maturity LTV
Total Debt UW NOI Debt Yield
Total Debt UW NCF Debt Yield
Total Debt UW NCF DSCR at LIBOR
Total Debt UW NCF DSCR at Cap

Exhibit 3 to Attachment A Page 3 of 3

Characteristic
Master & Primary Fee Rate
Cert Admin / Trustee Fee Rate
Operating Advisor Fee
CREFC Fee
Related Borrower
Margin Check
Debt Service Check
Cap Coupon Check
Debt Service Check at Cap
Recourse Carve Out Guarantees (Yes/No)
Recourse Guarantee Warm Body (Yes/No)
Recourse Guarantor Name
Recourse Guarantor Ongoing Net Worth and Liquidity Covenants
Extension Fee
Lockout Period
Lockout Exp Date
Partial Release Description
Ground Lease Exp.
Annual Ground Lease Payment
Loan Purpose
Interest Goes to Borrower Immediate Repairs
Material Recognized Environmental Concern (Y/N)
LIBOR Cap Expiration

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.